Pay vs Performance Disclosure - USD ($)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 11, 2025	Dec. 31, 2022	Jul. 05, 2022	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Summary Compensation Table Total for Third PEO(1) ($)	Compensation Actually Paid to First PEO(1),(2),(3) ($)	Compensation Actually Paid to Second PEO(1),(2),(3) ($)	Compensation Actually Paid to Third PEO(1),(2),(3) ($)

2025	N/A	5,377,197	3,256,333	N/A	3,832,406	4,992,578
2024	N/A	4,013,477	N/A	N/A	3,115,394	N/A
2023	N/A	3,453,662	N/A	N/A	2,691,524	N/A
2022	14,274,246	3,488,210	N/A	11,257,027	2,079,065	N/A
2021	5,150,672	N/A	N/A	3,516,159	N/A	N/A

	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)		Net Income ($ Millions)	EBITDA Delivered(5) ($ Millions)

Year			TSR ($)	Peer Group TSR ($)

2025	2,011,994	2,733,665	38.39	156.15	(337.4)	224.7
2024	1,324,995	1,202,266	32.76	134.76	(48.7)	220.6
2023	2,165,963	1,807,267	44.93	133.51	(309.5)	213.4
2022	3,099,738	1,952,970	58.09	111.20	(6.6)	304.7
2021	1,290,711	938,432	77.71	118.42	88.9	209.1
1.The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
•2025: Shruti Singhal (“Third PEO”) assumed the role of the Company’s Chief Executive Officer on March 11, 2025, and Julie Schertell (“Second PEO”), served as the Company’s Chief Executive Officer during 2025 through March 11,2025. The Company’s other NEOs were: Gregory Weitzel; Mark W. Johnson; Michael W. Rickheim; and Ryan M. Elwart.
•2024: Julie Schertell (“Second PEO”), served as the Company’s Chief Executive Officer for the entirety of 2024 and the Company’s other NEOs were: Gregory Weitzel; Mark W. Johnson; Michael W. Rickheim; and Ryan M. Elwart.
•2023: Julie Schertell served as the Company’s Chief Executive Officer for the entirety of 2023 and the Company’s other NEOs were: R. Andrew Wamser, Jr.; Gregory Weitzel; Michael W. Rickheim; Mark W. Johnson; and Ricardo Nuñez.
•2022: Julie Schertell assumed the role of the Company’s President and Chief Executive Officer on July 6, 2022, and Jeffrey Kramer, PhD (“First PEO”), served as the Company’s Chief Executive Officer during 2022 through July 5, 2022. The Company’s other NEOs were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; Michael W. Rickheim; and Tracey Peacock.
•2021: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2021 and the Company’s other NEOs were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Tracey Peacock.
2.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are based on the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)

2025	5,377,197	(499,693)	(1,045,098)	3,832,406

Year	Summary Compensation Table Total for Third PEO ($)	Exclusion of Stock Awards for Third PEO ($)	Inclusion of Equity Values for Third PEO ($)	Compensation Actually Paid to Third PEO ($)

2025	3,256,333	(2,131,441)	3,867,686	4,992,578

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,011,994	(633,641)	1,355,312	2,733,665
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)

2025	—	—	44,246	(185,643)	(903,701)	—	(1,045,098)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Third PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Third PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Third PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Third PEO ($)	Total - Inclusion of Equity Values for Third PEO ($)

2025	3,836,246	—	31,440	—	—	—	3,867,686

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,363,595	42,846	11,944	(35,246)	(27,827)	—	1,355,312
4.The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Capped Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P SmallCap 600 Capped Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
					5.We determined EBITDA Delivered to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. EBITDA Delivered is a non-GAAP measure. For more information on EBITDA Delivered, please see the “2025 Short-Term Incentive Plan” section of the Compensation Discussion & Analysis in this proxy statement.
Named Executive Officers, Footnote	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
•2025: Shruti Singhal (“Third PEO”) assumed the role of the Company’s Chief Executive Officer on March 11, 2025, and Julie Schertell (“Second PEO”), served as the Company’s Chief Executive Officer during 2025 through March 11,2025. The Company’s other NEOs were: Gregory Weitzel; Mark W. Johnson; Michael W. Rickheim; and Ryan M. Elwart.
•2024: Julie Schertell (“Second PEO”), served as the Company’s Chief Executive Officer for the entirety of 2024 and the Company’s other NEOs were: Gregory Weitzel; Mark W. Johnson; Michael W. Rickheim; and Ryan M. Elwart.
•2023: Julie Schertell served as the Company’s Chief Executive Officer for the entirety of 2023 and the Company’s other NEOs were: R. Andrew Wamser, Jr.; Gregory Weitzel; Michael W. Rickheim; Mark W. Johnson; and Ricardo Nuñez.
•2022: Julie Schertell assumed the role of the Company’s President and Chief Executive Officer on July 6, 2022, and Jeffrey Kramer, PhD (“First PEO”), served as the Company’s Chief Executive Officer during 2022 through July 5, 2022. The Company’s other NEOs were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; Michael W. Rickheim; and Tracey Peacock.
					•2021: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2021 and the Company’s other NEOs were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Tracey Peacock.
Peer Group Issuers, Footnote					The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Capped Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P SmallCap 600 Capped Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are based on the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)

2025	5,377,197	(499,693)	(1,045,098)	3,832,406

Year	Summary Compensation Table Total for Third PEO ($)	Exclusion of Stock Awards for Third PEO ($)	Inclusion of Equity Values for Third PEO ($)	Compensation Actually Paid to Third PEO ($)

2025	3,256,333	(2,131,441)	3,867,686	4,992,578

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)

2025	—	—	44,246	(185,643)	(903,701)	—	(1,045,098)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Third PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Third PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Third PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Third PEO ($)	Total - Inclusion of Equity Values for Third PEO ($)

2025	3,836,246	—	31,440	—	—	—	3,867,686

Non-PEO NEO Average Total Compensation Amount					$ 2,011,994	$ 1,324,995	$ 2,165,963	$ 3,099,738	$ 1,290,711
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,733,665	1,202,266	1,807,267	1,952,970	938,432
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are based on the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,011,994	(633,641)	1,355,312	2,733,665

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,363,595	42,846	11,944	(35,246)	(27,827)	—	1,355,312

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the S&P SmallCap 600 Capped Materials Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and EBITDA Delivered
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our EBITDA Delivered during the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. (These measures are discussed in the Compensation Discussion and Analysis section of this proxy statement.) The measures in this table are not ranked.

Financial Performance Measures

EBITDA Delivered
Revenue
Free Cash Flow as a Percent of Net Sales
ROIC
Relative TSR

Total Shareholder Return Amount					$ 38.39	32.76	44.93	58.09	77.71
Peer Group Total Shareholder Return Amount					156.15	134.76	133.51	111.20	118.42
Net Income (Loss)					$ (337,400,000)	$ (48,700,000)	$ (309,500,000)	$ (6,600,000)	$ 88,900,000
Company Selected Measure Amount					224,700,000	220,600,000	213,400,000	304,700,000	209,100,000
PEO Name	Julie Schertell	Julie Schertell	Jeffrey Kramer	Shruti Singhal		Julie Schertell	Julie Schertell		Jeffrey Kramer
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)

2025	—	—	44,246	(185,643)	(903,701)	—	(1,045,098)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Third PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Third PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Third PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Third PEO ($)	Total - Inclusion of Equity Values for Third PEO ($)

2025	3,836,246	—	31,440	—	—	—	3,867,686

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,363,595	42,846	11,944	(35,246)	(27,827)	—	1,355,312

Measure:: 1
Pay vs Performance Disclosure
Name					EBITDA Delivered
Non-GAAP Measure Description					We determined EBITDA Delivered to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. EBITDA Delivered is a non-GAAP measure. For more information on EBITDA Delivered, please see the “2025 Short-Term Incentive Plan” section of the Compensation Discussion & Analysis in this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name					Revenue
Measure:: 3
Pay vs Performance Disclosure
Name					Free Cash Flow as a Percent of Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name					ROIC
Measure:: 5
Pay vs Performance Disclosure
Name					Relative TSR
Julie Schertell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 5,377,197	$ 4,013,477	$ 3,453,662	$ 3,488,210
PEO Actually Paid Compensation Amount					3,832,406	$ 3,115,394	$ 2,691,524	2,079,065
Shruti Singhal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,256,333
PEO Actually Paid Compensation Amount					4,992,578
Jeffrey Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								14,274,246	$ 5,150,672
PEO Actually Paid Compensation Amount								$ 11,257,027	$ 3,516,159
PEO | Julie Schertell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(499,693)
PEO | Julie Schertell [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,045,098)
PEO | Julie Schertell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Julie Schertell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Julie Schertell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					44,246
PEO | Julie Schertell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(185,643)
PEO | Julie Schertell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(903,701)
PEO | Julie Schertell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Shruti Singhal [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,131,441)
PEO | Shruti Singhal [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,867,686
PEO | Shruti Singhal [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,836,246
PEO | Shruti Singhal [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Shruti Singhal [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					31,440
PEO | Shruti Singhal [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Shruti Singhal [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Shruti Singhal [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(633,641)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,355,312
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,363,595
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					42,846
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,944
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(35,246)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(27,827)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0